Organization and Business Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations

Note A — Organization and Business Operations

Mobile Infrastructure Corporation (formerly known as Fifth Wall Acquisition Corp. III or “FWAC”) is a Maryland corporation. We focus on acquiring, owning and leasing parking facilities and related infrastructure, including parking lots, parking garages and other parking structures throughout the United States. We target both parking garage and surface lot properties primarily in the top 50 U.S. Metropolitan Statistical Areas, with proximity to key demand drivers, such as commerce, events and venues, government and institutions, hospitality and multifamily central business districts. As of December 31, 2023, we own 43 parking facilities in 21 separate markets throughout the United States, with a total of approximately 15,700 parking spaces and approximately 5.4 million square feet. We also own approximately 0.2 million square feet of retail/commercial space adjacent to its parking facilities.

FWAC was a blank check, Cayman Islands exempted company, incorporated on February 19, 2021 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more business entities.

On August 25, 2023 (the “Closing Date”), we consummated the transactions contemplated by the Agreement and Plan of Merger (the “Merger”), as amended by the First Amendment to the Agreement and Plan of Merger, by and among FWAC, Queen Merger Corp. I, a Maryland corporation and wholly-owned subsidiary of FWAC, and Legacy MIC. As part of the Merger, FWAC was converted to a Maryland corporation and changed its name to Mobile Infrastructure Corporation. Unless otherwise indicated, references in this Annual Report on Form 10-K to “MIC,” “we,” “us,” “our,” and the “Company” refer to Mobile Infrastructure Corporation and its consolidated subsidiaries prior to the closing of the Merger and to Mobile Infrastructure Corporation (f/k/a Fifth Wall Acquisition Corp. III) and its consolidated subsidiaries following the closing of the Merger, as the context requires. References in this Annual Report on Form 10-K to “Legacy MIC” refer to Mobile Infrastructure Corporation and its consolidated subsidiaries prior to the closing of the Merger. References in this Annual Report on Form 10-K to “FWAC” refer to Fifth Wall Acquisition Corp. III.

In connection with the Merger, Mobile Infra Operating Partnership, L.P., a Maryland limited partnership (the “Operating Partnership”), converted from a Maryland limited partnership to a Delaware limited liability company, Mobile Infra Operating Company, LLC (following the conversion, the “Operating Company”). In connection with the conversion, each outstanding unit of partnership interest of the Operating Partnership was converted automatically, on a one-for-one basis, into an equal number of identical membership units of the Operating Company. The Company is a member of the Operating Company and owns substantially all of its assets and conducts substantially all of its operations through the Operating Company. The Operating Company is managed by a board of directors, one appointed by the Company and one appointed by the other members of the Operating Company. Currently, the two directors of the Operating Company are Manuel Chavez, III, our Chief Executive Officer and a director, and Stephanie Hogue, our President, Chief Financial Officer and a director. The Company owns approximately 51.0% of the Common Units of the Operating Company. Color Up, LLC, a Delaware limited liability company (“Color Up”) and HSCP Strategic III, LP, a Delaware limited partnership (“HS3”), are also members of the Operating Company and own approximately 39.5% and 9.5%, respectively, of the outstanding Common Units. Color Up is our largest stockholder and is controlled by Mr. Chavez, Ms. Hogue and, Jeffrey Osher, a director of the Company. HS3 is controlled by Mr. Osher.

The Company is publicly traded on the NYSE American under the ticker “BEEP.” As a result of the Merger:

●	Each then issued and outstanding Class A Share and Class B Share of FWAC was converted, on a one-for-one basis, into one share of the Company’s common stock;
●	Each then issued and outstanding share of Legacy MIC common stock was converted into 1.5 shares of the Company’s common stock;
●	Each share of Legacy MIC Series 1 Convertible Redeemable Preferred Stock (“Legacy MIC Series 1 Preferred Stock”) and Legacy MIC Series A Convertible Redeemable Preferred Stock (“Legacy MIC Series A Preferred Stock”) issued and outstanding was converted into one share of Series 1 Convertible Redeemable Preferred Stock (the “Series 1 Preferred Stock”) and Series A Convertible Redeemable Preferred Stock (“Series A Preferred Stock”) of the Company, as applicable; and
●	The outstanding common stock warrant of Legacy MIC to purchase 1,702,128 shares of Legacy MIC common stock at an exercise price of $11.75 per share became a warrant to purchase 2,553,192 shares of common stock of the Company at an exercise price of $7.83 per share.

Additionally, on June 15, 2023, HS3, Harvest Small Cap Partners, L.P. and Harvest Small Cap Partners Master, Ltd., entities controlled by Mr. Osher, and Bombe-MIC Pref, LLC, an entity controlled by Mr. Chavez and of which Ms. Hogue is a member, (collectively, the “Preferred PIPE Investors”), each entered into a Preferred Subscription Agreement with FWAC pursuant to which, among other things, the Preferred PIPE Investors agreed to subscribe for and purchase, and FWAC agreed to issue and sell to the Preferred PIPE Investors, a total of 46,000 shares of Series 2 Convertible Preferred Stock of the Company, par value $0.0001 per share (the “Series 2 Preferred Stock”), at $1,000 per share for an aggregate purchase price of $46 million (the “Preferred PIPE Financing”). Pursuant to the terms and conditions of the Preferred Subscription Agreement, on December 31, 2023, the Series 2 Preferred Stock converted into 13,787,462 shares of our common stock, inclusive of 1,253,404 shares of our common stock issued as dividends to the Preferred PIPE Investors.

On May 27, 2022, the Company entered into an Agreement and Plan of Merger (the “MIT Merger Agreement”) by and between the Company and Mobile Infrastructure Trust, a Maryland real estate investment trust (“MIT”), which is 100% owned by Bombe Asset Management LLC (“Bombe”), an Ohio limited liability company owned by Mr. Chavez and Ms. Hogue. Pursuant to the terms of the MIT Merger Agreement, the Company would merge with and into MIT, with MIT continuing as the surviving entity resulting from the transaction. Prior to and as a condition to the merger with MIT, MIT expected to undertake an initial public offering (the “MIT IPO”) of its common shares of beneficial interest. Also, in March 2022, the Company had entered into an agreement with MIT, requiring the Company to be allocated, bear and (where practicable) pay directly certain costs and expenses related to the merger with MIT and the MIT IPO.

In connection with the execution of the Merger Agreement with FWAC, the MIT Merger Agreement and the cost allocation agreement with MIT were terminated.

During the year ended December 31, 2022, the Company incurred costs of approximately $4.6 million pursuant to the cost allocation agreement with MIT. Such amounts are included in organizational, offering and other costs on the Consolidated Statements of Operations.

Accounting Treatment of the Merger and Retroactive Equity Application

Legacy MIC determined that it was the accounting acquirer in the Merger based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations. The Merger was accounted for as a reverse recapitalization, in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The identification of Legacy MIC as the accounting acquirer was based primarily on evaluation of the following facts and circumstances:

●	The business affairs of the Company are controlled by the Board consisting of eight individuals, seven of whom were board members of Legacy MIC and one designated by FWAC (the Board has subsequently reduced to seven individuals);
●	The management of the Company is led by Legacy MIC’s Chief Executive Officer, Manuel Chavez, III, and President and Chief Financial Officer, Stephanie Hogue; and
●	Legacy MIC was significantly larger than FWAC in terms of revenue, total assets (excluding cash) and employees.

Under this method of accounting, FWAC was treated as the acquired company for financial reporting purposes. Accordingly, the Merger was treated as the equivalent of Legacy MIC issuing stock for the net assets of FWAC, accompanied by a recapitalization. The net assets of FWAC were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy MIC.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively recast in all comparative periods up to the Closing Date, to reflect the equivalent number of shares of our common stock based on the exchange ratio of 1.5 established in the Merger.